Touchstone Mid Cap Value Fund Investment Strategy - Touchstone Mid Cap Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of companies with medium market capitalizations. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap® Value Index (between $1.31 billion to $101.87 billion as of December 31, 2025) at the time of purchase. The size of the companies in the Russell Midcap Value Index will change with market conditions. The Fund will hold approximately 60 to 80 securities. The Fund's sub-adviser, Leeward Investments, LLC (“Leeward”), employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In evaluating and selecting potential investments for the Fund, Leeward completes in-depth research and analysis on the securities in the investable universe in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position. The Fund may invest in other investment companies in pursuing its strategy.